Risks and Uncertainties (Details) (USD $)	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended				0 Months Ended			3 Months Ended		0 Months Ended	3 Months Ended	0 Months Ended					3 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended
	May 31, 2013	May 31, 2013 Minimum	Feb. 28, 2013 Minimum	May 31, 2013 Secured Notes	Feb. 28, 2013 Secured Notes	Mar. 15, 2012 Secured Notes	Jan. 14, 2013 Secured Notes Maximum	Sep. 06, 2012 Secured Notes Maximum	Sep. 07, 2012 ABL Facility	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility Base rate	Sep. 07, 2012 ABL Facility Amendment 1	Sep. 07, 2012 ABL Facility Amendment 1 LIBOR	May 31, 2013 ABL Facility Amendment 1 LIBOR	Feb. 28, 2013 ABL Facility Amendment 1 LIBOR	May 29, 2013 ABL Facility Amendment 3 item	May 31, 2013 ABL Facility Amendment 3	May 29, 2013 ABL Facility Amendment 3 Subsequent events item	May 29, 2013 ABL Facility Amendment 3 LIBOR	May 29, 2013 ABL Facility Amendment 3 LIBOR Subsequent events	May 29, 2013 ABL Facility Amendment 3 Base rate	May 29, 2013 ABL Facility Amendment 3 Base rate Subsequent events	May 31, 2013 ABL Facility Maximum	Feb. 28, 2013 ABL Facility Maximum	Sep. 07, 2012 ABL Facility Maximum Amendment 1	May 29, 2013 ABL Facility Maximum Amendment 3	May 29, 2013 ABL Facility Maximum Amendment 3 Subsequent events	May 31, 2013 ABL Facility Minimum	Feb. 28, 2013 ABL Facility Minimum	Sep. 07, 2012 ABL Facility Minimum Amendment 1	May 31, 2013 Notes	Aug. 31, 2010 Notes	Jan. 14, 2013 Notes Maximum	Sep. 06, 2012 Notes Maximum
Risks and Uncertainties
Face amount of debt				$ 265,000,000		$ 265,000,000																									$ 250,000,000	$ 250,000,000
Interest rate (as a percent)				13.00%		13.00%																									11.00%
Fixed charge coverage ratio																							1.0	1.0				1.0	1.0	1.0
Base dollar amount used in determining the borrowing base									65,000,000			56,000,000
Percentage of appraised value of the eligible real property to determine borrowing base									75.00%			65.00%
Percentage of outstanding balance of eligible accounts receivable to determine borrowing base									85.00%			70.00%
Percentage of eligible inventory to determine borrowing base									60.00%			40.00%
Interest rate, variable interest rate floor													1.25%	1.25%	1.25%
M&T participation amount																									75,000,000
Maximum borrowing capacity										170,000,000						145,000,000		145,000,000
Maximum borrowing capacity before amendment																170,000,000		170,000,000
Variable interest rate basis											base rate		LIBOR						LIBOR	LIBOR	base Rate	base Rate
Margin added to variable interest rate basis (as a percent)											0.75%								5.00%	5.00%	3.00%	3.00%
Interest rate, variable interest rate floor removed due to amendment																			1.25%	1.25%
Reduction in facility as a result of disposition of collateral and unencumbered assets																1		1
Amount of disposition of collateral and unencumbered assets																1		1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets																										15,000,000	15,000,000
Number of non-employee directors in special committee																4		4
Fees to effect the third amendment																		300,000
Unamortized deferred debt issuance costs expensed to interest expense	$ 700,000																$ 700,000	$ 700,000
Number of days available from the date of notices to cure default by complying with its reporting requirements and related filings								120 days																										120 days
Period for filing financial reports							120 days																										120 days
Period for which sufficient financial resources are available to fund business and operations		12 months	12 months
Penalty interest (as a percent)				0.25%	0.25%
Initial period of default resulting in increase in interest rate				90 days	90 days
Subsequent period of default resulting in additional increase in interest rate				90 days	90 days
Maximum additional interest rate in case of failure to consummate exchange offer (as a percent)				1.00%	1.00%